Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Expenses:
Research and development costs (Note 13)	$ 2,543,481	$ 1,125,425	$ 5,152,672	$ 1,440,080
General and administration costs (Note 14)	2,302,281	3,681,228	5,910,274	3,937,092
Total expenses	4,845,762	4,806,653	11,062,946	5,377,172
Operating loss	(4,845,762)	(4,806,653)	(11,062,946)	(5,377,172)
Interest income	35,987		54,373
Interest expense (Note 6)		(62,417)	(979)	(123,927)
Change in fair value of warrant liability (Note 7)	(29,910)	8,879,154	(78,938)	8,879,154
Gain on government grant (Note 6)			3,388
Loss on extinguishment of debt		(175,904)		(201,138)
Foreign exchange loss	228	(884,536)	(5,779)	(884,536)
Non Operating Expenses	6,305	7,756,297	(27,935)	7,669,553
Profit (loss) for the period	(4,839,457)	2,949,644	(11,090,881)	2,292,381
Other comprehensive income - Foreign currency translation adjustment		(115,591)		53,235
Comprehensive profit (loss) for the period	$ (4,839,457)	$ 2,834,053	$ (11,090,881)	$ 2,345,616
Earnings (loss) per share – basic and diluted	$ (0.32)	$ 0.63	$ (0.72)	$ 1.12
Weighted average number of shares outstanding – basic and diluted	15,358,947	4,744,036	15,486,028	2,047,495